Share-Based Payments - Stock Option Activity (Detail) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, beginning of period, shares | shares	249,112
Granted, shares | shares	46,130
Exercised, shares | shares	(56,890)
Forfeited, shares | shares	(4,825)
Expired, shares | shares	(973)
Outstanding, end of period, shares | shares	232,554
Vested and expected to vest, end of period, shares | shares	226,804	[1]
Exercisable, end of period, shares | shares	109,561
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding, beginning of period, weighted-average exercise price per share (in dollars per share) | $ / shares	$ 24.05
Granted, weighted-average exercise price per share (in dollars per share) | $ / shares	34.59
Exercised, weighted-average exercise price per share (in dollars per share) | $ / shares	22.31
Forfeited, weighted-average exercise price per share (in dollars per share) | $ / shares	31.24
Expired, weighted-average exercise price per share (in dollars per share) | $ / shares	26.24
Outstanding, end of period, weighted-average exercise price per share (in dollars per share) | $ / shares	26.41
Vested and expected to vest, end of period, weighted-average exercise price per share (in dollars per share) | $ / shares	26.23	[1]
Exercisable, end of period, weighted-average exercise price per share (in dollars per share) | $ / shares	$ 20.67
Outstanding, end of period, weighted-average remaining contractual term	6 years 2 months 12 days
Vested and expected to vest, end of period, weighted-average remaining contractual term	6 years 1 month 6 days	[1]
Exercisable, end of period, weighted-average remaining contractual term	4 years
Outstanding, end of period, aggregate intrinsic value | $	$ 1,467	[2]
Vested and expected to vest, end of period, aggregate intrinsic value | $	1,466	[1],[2]
Exercisable, end of period, aggregate intrinsic value | $	$ 1,273	[2]

[1]	The number of options expected to vest takes into account an estimate of expected forfeitures.
[2]	Market price of underlying Pfizer common stock less exercise price.